Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Top client	$350,287	$352,335	$503,875
Clients 2-5	704,963	671,723	505,818
Clients 6-10	347,832	385,741	348,841
Clients 11-25	529,713	461,351	421,759
Other	873,044	724,627	622,028
Total	$2,805,839	$2,595,777	$2,402,321